Form N-1A Cover	Oct. 08, 2026
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	true
Amendment Description	The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.
Registrant Name	Capital Group Multi-Asset Income ETF
Entity Central Index Key	0002135590
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 08, 2026
Prospectus Date	Oct. 08, 2026